Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	₩ 17,202,873	₩ 20,200,332
Additions	1,290,611	1,533,333
Depreciation	(3,648,676)	(4,323,173)
Disposals	(166,934)	(260,970)
Reversal (Impairment loss)	(159,262)	(94,212)
Others	5,332	(838)
Government grants received	(1,041)	(2,307)
Gain or loss on foreign currency translation	(52,127)	762,397
Decrease through classified as held for sale, property, plant and equipment		(611,689)
Ending Balance	14,470,776	17,202,873
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	70,288,241	72,980,884
Ending Balance	69,942,951	70,288,241
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(50,301,239)	(50,139,246)
Ending Balance	(52,535,718)	(50,301,239)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,784,129)	(2,641,306)
Ending Balance	(2,936,457)	(2,784,129)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	426,342
Disposals	(12,559)	(47,344)
Others	2,320	873
Ending Balance	416,103	426,342
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	426,342	472,813
Ending Balance		426,342
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	426,342	472,813
Ending Balance	416,103	426,342
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,225,232
Depreciation	(405,985)	(444,982)
Disposals	(38,691)	(28,598)
Reversal (Impairment loss)	(1)	(28)
Others	78,511	948,851
Gain or loss on foreign currency translation	(25,102)	265,665
Decrease through classified as held for sale, property, plant and equipment		(545,867)
Ending Balance	4,833,964	5,225,232
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,225,232	5,030,191
Ending Balance		5,225,232
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,529,816	10,192,281
Ending Balance	10,241,886	10,529,816
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,813,622)	(4,715,087)
Ending Balance	(4,917,449)	(4,813,622)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(490,962)	(447,003)
Ending Balance	(490,473)	(490,962)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,676,401
Depreciation	(2,820,923)	(3,424,197)
Disposals	(79,455)	(132,473)
Reversal (Impairment loss)	(1,696)	(58,660)
Others	824,638	4,186,807
Government grants received	(1,041)	(2,307)
Gain or loss on foreign currency translation	(26,561)	350,074
Decrease through classified as held for sale, property, plant and equipment		(24,526)
Ending Balance	5,571,363	7,676,401
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,676,401	6,781,683
Ending Balance		7,676,401
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	53,029,839	52,107,890
Ending Balance	52,909,959	53,029,839
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(43,403,177)	(43,466,025)
Ending Balance	(45,387,667)	(43,403,177)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,950,261)	(1,860,182)
Ending Balance	(1,950,929)	(1,950,261)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	117,151
Depreciation	(68,357)	(80,195)
Disposals	(230)	(178)
Reversal (Impairment loss)	23	(1,275)
Others	59,400	42,191
Gain or loss on foreign currency translation	(610)	7,520
Decrease through classified as held for sale, property, plant and equipment		(4,050)
Ending Balance	107,377	117,151
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	117,151	153,138
Ending Balance		117,151
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	925,048	942,376
Ending Balance	898,593	925,048
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(793,522)	(775,953)
Ending Balance	(777,017)	(793,522)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(14,375)	(13,285)
Ending Balance	(14,199)	(14,375)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,289,718
Additions	1,230,814	1,499,468
Reversal (Impairment loss)	(151,170)	(27,000)
Others	(1,278,851)	(5,565,372)
Gain or loss on foreign currency translation	(4,615)	106,339
Decrease through classified as held for sale, property, plant and equipment		(9,778)
Ending Balance	3,085,896	3,289,718
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,289,718	7,286,061
Ending Balance		3,289,718
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,581,525	7,571,687
Ending Balance	3,527,370	3,581,525
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(291,807)	(285,626)
Ending Balance	(441,474)	(291,807)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	88,933
Additions	59,797	33,865
Depreciation	(54,801)	(68,445)
Gain or loss on foreign currency translation	5,819	23,058
Decrease through classified as held for sale, property, plant and equipment		(18,791)
Ending Balance	99,748	88,933
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	88,933	119,246
Ending Balance		88,933
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	225,250	245,149
Ending Balance	242,844	225,250
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(129,395)	(119,804)
Ending Balance	(136,546)	(129,395)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(6,922)	(6,099)
Ending Balance	(6,550)	(6,922)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	379,096
Depreciation	(298,610)	(305,354)
Disposals	(35,999)	(52,377)
Reversal (Impairment loss)	(6,418)	(7,249)
Others	319,314	385,812
Gain or loss on foreign currency translation	(1,058)	9,741
Decrease through classified as held for sale, property, plant and equipment		(8,677)
Ending Balance	356,325	379,096
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	379,096	357,200
Ending Balance		379,096
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,570,421	1,448,688
Ending Balance	1,706,196	1,570,421
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,161,523)	(1,062,377)
Ending Balance	(1,317,039)	(1,161,523)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(29,802)	(29,111)
Ending Balance	₩ (32,832)	₩ (29,802)